Segment Information (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Non-recurring HRG operating costs	$ 20.0	$ 36.1	$ 55.1
HRG [Member] | One-Time Termination Pension Plan [Member]
Segment Reporting Information [Line Items]
Non-recurring HRG operating costs	1.2
HRG [Member] | One-Time Termination Lease [Member]
Segment Reporting Information [Line Items]
Non-recurring HRG operating costs	$ 3.1